IFRS 9 impact on other comprehensive income and retained earnings (Detail) SFr in Millions	Jan. 01, 2018 CHF (SFr)
Other comprehensive income recognized directly in equity, net of tax
Reclassification of financial assets (available for sale to fair value through profit or loss) - equity instruments	SFr (199)
Reclassification of financial assets (available for sale to fair value through profit or loss) - debt instruments	(5)
Tax (expense) / benefit	131
Total change in other comprehensive income	(72)
Retained earnings
Remeasurement of financial assets (reclassified from amortized cost to fair value through profit or loss)	(303)
Reclassification of financial assets (reclassified from available for sale to fair value through profit or loss)	204
Recognition of ECL for on-balance sheet financial assets	(275)
Remeasurement of financial liabilities (reclassified from amortized cost to designated at fair value through profit or loss)	5
Recognition of derivative loan commitments measured at fair value through profit or loss	(60)
Derecognition of liabilities for deferred fees on other loan commitments	4
Derecognition of derivative loan commitments measured at fair value through profit or loss	2
Expected Credit Losses For Off Balance Sheet Positions Recognized In Retained Earnings First Application Of IFRS 9	(74)
Tax (expense) / benefit	(9)
Total change in retained earnings	(505)
Total change in equity due to the adoption of IFRS 9	SFr (577)